UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            February 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total:  $1,500,695,466



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number        Name

     1.  28-10571                    Cobalt Offshore Fund Limited

     2.  28-10572                    Cobalt Partners, L.P.
         -----------------------     ------------------------------------


                                             FORM 13F INFORMATION TABLE




COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7   COLUMN 8

                                  TITLE                                   SHRS OR    SH/ PUT/   INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS        CUSIP       VALUE       PRN AMT    PRN CALL   DISCRTN  MGRS  SOLE     SHARED  NONE
--------------                    --------        -----       -----       -------    --- ----   -------  ----  ----     ------  ----
ALCOA INC                         COM             01387Y101    2,957,000     100,000 SH         SHARED   1, 2    100,000
ADVANCED AUTO PARTS INC           COM             00751Y106   11,901,521     273,850 SH         SHARED   1, 2    273,850
ALBERTSONS INC                    COM             013104104    4,270,000     200,000 SH         SHARED   1, 2    200,000
ARCH COAL INC                     COM             039380100    8,673,450     109,100 SH         SHARED   1, 2    109,100
AUTOLIV INC                       COM             052800109      908,400      20,000 SH         SHARED   1, 2     20,000
AMR CORP                          COM             001765106    6,669,000     300,000 SH         SHARED   1, 2    300,000
AMERICAN TOWER CORP               CLA             029912201  162,969,889   6,013,649 SH         SHARED   1, 2  6,013,649
AMERITRADE HLDG CORP NEW          COM             03074K100   12,000,000     500,000 SH         SHARED   1, 2    500,000
ANADARKO PETE CORP                COM             032511107   24,748,700     261,200 SH         SHARED   1, 2    261,200
APOLLO GROUP INC                  CLA             037604105    1,209,200      20,000 SH         SHARED   1, 2     20,000
AFFORDABLE RESIDENTIAL CMTYS      COM             008273104      285,900      30,000 SH         SHARED   1, 2     30,000
ALLTEL CORP                       COM             020039103   12,620,000     200,000 SH         SHARED   1, 2    200,000
ATLAS AMER INC                    COM             049167109   82,717,349   1,373,586 SH         SHARED   1, 2  1,373,586
BANK OF AMERICA CORPORATION       COM             060505104   11,537,500     250,000 SH         SHARED   1, 2    250,000
BLOCKBUSTER INC                   CLA             093679108      375,000     100,000 SH         SHARED   1, 2    100,000
BALL CORP                         COM             058498106    5,187,432     130,600 SH         SHARED   1, 2    130,600
BOWATER INC                       COM             102183100   10,122,240     329,500 SH         SHARED   1, 2    329,500
BOYD GAMING CORP                  COM             103304101   17,115,898     359,125 SH         SHARED   1, 2    359,125
CATERPILLAR INC DEL               COM             149123101    5,777,000     100,000 SH         SHARED   1, 2    100,000
CBS CORP NEW                      CL B            124857202    8,925,000     350,000 SH         SHARED   1, 2    350,000
CELANESE CORP DEL                 COM SER A       150870103    1,720,800      90,000 SH         SHARED   1, 2     90,000
COUNTRYWIDE FINANCIAL CORP        COM             222372104    3,419,000     100,000 SH         SHARED   1, 2    100,000
CENTENE CORP DEL                  COM             15135B101    6,117,683     232,700 SH         SHARED   1, 2    232,700
CANADIAN NATL RES LTD             COM             136385101   12,405,000     250,000 SH         SHARED   1, 2    250,000
CONSOL ENERGY INC                 COM             20854P109  102,631,581   1,574,587 SH         SHARED   1, 2  1,574,587
CISCO SYS INC                     COM             17275R102    5,136,000     300,000 SH         SHARED   1, 2    300,000
CAPITALSOURCE INC                 COM             14055X102    2,912,000     130,000 SH         SHARED   1, 2    130,000
CENTEX CORP                       COM             152312104   99,171,285   1,387,205 SH         SHARED   1, 2  1,387,205
CVS CORP                          COM             126650100   31,750,896   1,201,775 SH         SHARED   1, 2  1,201,775
DOBSON COMMUNICATIONS CORP        CL A            256069105   13,810,838   1,841,445 SH         SHARED   1, 2  1,841,445
DR HORTON INC                     COM             23331A109   46,817,020   1,310,300 SH         SHARED   1, 2  1,310,300
ECHOSTAR COMMUNICATIONS NEW       CL A            278762109    9,961,660     366,507 SH         SHARED   1, 2    366,507
AMDOCS LTD                        ORD             G02602103   13,571,250     493,500 SH         SHARED   1, 2    493,500
ELECTRONIC ARTS INC               COM             285512109    1,046,200      20,000 SH         SHARED   1, 2     20,000
EXPEDIA INC DEL                   COM             30212P105    3,897,453     162,665 SH         SHARED   1, 2    162,665
FREEPORT MCMORAN COPPER & GOLD    CLB             35671D857   21,609,254     401,659 SH         SHARED   1, 2    401,659
FISHER SCIENTIFIC INTL INC        COM NEW         338032204    7,584,036     122,600 SH         SHARED   1, 2    122,600
GAMESTOP CORP NEW                 CL A            36467W109    3,573,386     112,300 SH         SHARED   1, 2    112,300
GATX CORP                         COM             361448103    7,980,896     221,200 SH         SHARED   1, 2    221,200
GOOGLE INC                        CL A            38259P508   20,743,000      50,000 SH         SHARED   1, 2     50,000
GRANT PRIDECO INC                 COM             38821G101   27,994,140     634,500 SH         SHARED   1, 2    634,500
HARRAHS ENTMT INC                 COM             413619107   16,047,379     225,100 SH         SHARED   1, 2    225,100
HILTON HOTELS CORP                COM             432848109    4,690,552     194,548 SH         SHARED   1, 2    194,548
STARWOOD HOTELS & RESORTS WRLD    PAIRED CTF      85590A203    6,386,000     100,000 SH         SHARED   1, 2    100,000
JETBLUE ARWYS CORP                COM             477143101    4,614,000     300,000 SH         SHARED   1, 2    300,000
LENNAR CORP                       CLA             526057104  162,056,916   2,655,800 SH         SHARED   1, 2  2,655,800
LEVEL 3 COMMUNICATIONS INC        COM             52729N100       81,573      28,423 SH         SHARED   1, 2     28,423
MCDONALDS CORP                    COM             580135101    7,371,192     218,600 SH         SHARED   1, 2    218,600
MARTIN MARIETTA MATLS INC         COM             573284106   11,040,008     143,900 SH         SHARED   1, 2    143,900
ALTRIA GROUP INC                  COM             02209S103    8,869,264     118,700 SH         SHARED   1, 2    118,700
NOKIA CORP                        SPONSORED ADR   654902204    4,132,140     225,800 SH         SHARED   1, 2    225,800
NRG ENERGY INC                    COM NEW         629377508   23,587,848     500,591 SH         SHARED   1, 2    500,591
NS GROUP INC                      COM             628916108   15,929,610     381,000 SH         SHARED   1, 2    381,000
NOVELLUS SYS INC                  COM             670008101    2,412,000     100,000 SH         SHARED   1, 2    100,000
NEXEN INC                         COM             65334H102    7,054,003     148,100 SH         SHARED   1, 2    148,100
OREGON STL MILLS INC              COM             686079104    6,960,772     236,600 SH         SHARED   1, 2    236,600
KONINKLIJKE PHILIPS ELECS         NY REG SH NEW   500472303      311,000      10,000 SH         SHARED   1, 2     10,000
PULTE HOMES INC                   COM             745867101   38,669,468     982,456 SH         SHARED   1, 2    982,456
SIX FLAGS INC                     COM             83001P109    4,132,560     536,000 SH         SHARED   1, 2    536,000
PENTAIR INC                       COM             709631105      690,400      20,000 SH         SHARED   1, 2     20,000
RESOURCE AMERICA INC              CLA             761195205   26,845,941   1,574,542 SH         SHARED   1, 2  1,574,542
TRANSOCEAN INC                    ORD             G90078109   11,056,109     158,647 SH         SHARED   1, 2    158,647
SEARS HLDGS CORP                  COM             812350106    2,426,130      21,000 SH         SHARED   1, 2     21,000
SEAGATE TECHNOLOGY                SHS             G7945J104      999,500      50,000 SH         SHARED   1, 2     50,000
TEEKAY SHIPPING MARSHALL ISL      COM             Y8564W103   32,957,161     825,994 SH         SHARED   1, 2    825,994
TEEKAY LNG PARTNERS LP            PARTNRSP UNITS  Y8564M105    3,207,846     108,300 SH         SHARED   1, 2    108,300
HILFIGER TOMMY CORP               ORD             G8915Z102      144,536       8,900 SH         SHARED   1, 2      8,900
TRINITY INDS INC                  COM             896522109    3,089,307      70,100 SH         SHARED   1, 2     70,100
TXU CORP                          COM             873168108   18,570,300     370,000 SH         SHARED   1, 2    370,000
TYCO INTL LTD NEW                 COM             902124106    8,658,000     300,000 SH         SHARED   1, 2    300,000
UNITEDHEALTH GROUP INC            COM             91324P102   28,471,926     458,190 SH         SHARED   1, 2    458,190
UNION PAC CORP                    COM             907818108    4,025,500      50,000 SH         SHARED   1, 2     50,000
VIACOM INC                        CLB             92553P201   39,772,000   1,220,000 SH         SHARED   1, 2  1,220,000
VALERO ENERGY CORP NEW            COM             91913Y100  105,048,932   2,035,832 SH         SHARED   1, 2  2,035,832
VULCAN MATERIALS CO               COM             929160109   21,680,000     320,000 SH         SHARED   1, 2    320,000
MEMC ELECT MATLS INC              COM             552715104      882,366      39,800 SH         SHARED   1, 2     39,800
WELLPOINT NETWORKS INC            COM             94973V107   20,154,954     252,600 SH         SHARED   1, 2    252,600
WASHINGTON MUTL INC               COM             939322103    2,175,000      50,000 SH         SHARED   1, 2     50,000
WILLIAMS CO INC DEL               COM             969457100    2,548,700     110,000 SH         SHARED   1, 2    110,000
EXPRESSJET HOLDINGS INC           CLA             30218U108    4,807,000     100,000 SH         SHARED   1, 2    100,000
XL CAP LTD                        CLA             G98255105    3,247,716      48,200 SH         SHARED   1, 2     48,200

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